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                   UNITED STATES                      --------------------------
        SECURITIES AND EXCHANGE COMMISSION                   SEC USE ONLY
               Washington, D.C. 20549                 --------------------------

                      FORM 13F                        --------------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2001

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:  /0/

GeoCapital, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

825 Third Avenue - 32nd floor          New York         NY          10022-7519
--------------------------------------------------------------------------------
Business Address         (Street)       (City)        (State)          (Zip)

Irwin Lieber                  (212) 486-4455                Chairman & CIO
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.

---------------------------------- ATTENTION -----------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------
   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of NY on the 5th day of July, 2001.

                                                     Irwin Lieber
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                 /s/ Irwin Lieber
                                      ------------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                     13F File No.:      Name:                                   13F File No.: 3
------------------------------------      -------------      -----------------------------------      -------------
1. Irwin Lieber                             28-4421           6.
------------------------------------      -------------      -----------------------------------      -------------
2. Barry Fingerhut                          28-4421           7.
------------------------------------      -------------      -----------------------------------      -------------
3. Affiliated Managers Group                28-4421           8.
------------------------------------      -------------      -----------------------------------      -------------
4.                                                            9.
------------------------------------      -------------      -----------------------------------      -------------
5.                                                           10.
------------------------------------      -------------      -----------------------------------      -------------

                                                                 SEC 1685 (5/91)
          Copyright(C) 1992-1998. NRS Systems, Inc. (Portions of Software Only)

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 06/30/01



REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   71

FORM 13F INFORMATION TABLE VALUE TOTAL:   $1,863,649,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                           FORM 13F INFORMATION TABLE
                               AS OF JUNE 30, 2001

                                  TITLE OF                 VALUE     SHARES   SH/    INVESTMENT       VOTING AUTHORITY
      NAME OF ISSUER               CLASS        CUSIP     (X$1000)  PRN AMT   PRN    DISCRETION   SOLE     SHARE      NONE
      --------------               -----        -----     --------  -------   ---    ----------   ----   ---------    ----

AMERICAN INTL GROUP INC             COM         26874107     285       3315   SH      DEFINED       0       3315       0
APOLLO GROUP INC CL A               COM         37604105  113975    2684931   SH      DEFINED       0    2684931       0
APPLERA CORP-CELERA GENOMICS G      COM         38020202   45049    1135875   SH      DEFINED       0    1135875       0
BEA SYS INC                         COM         73325102   18063     588180   SH      DEFINED       0     588180       0
BJ SVCS CO                          COM         55482103   17519     617305   SH      DEFINED       0     617305       0
BROADVISION INC                     COM        111412102   29560    5911928   SH      DEFINED       0    5911928       0
CABLETRON SYS INC                   COM        126920107   29962    1311265   SH      DEFINED       0    1311265       0
CENTRA SOFTWARE, INC.               COM        15234X103   40237    2368280   SH      DEFINED       0    2368280       0
CONSOL ENERGY INC                   COM        20854P109   17948     709425   SH      DEFINED       0     709425       0
COVANSYS CORP                       COM        22281W103   31723    2807365   SH      DEFINED       0    2807365       0
CUNO INC                            COM        126583103   12273     409100   SH      DEFINED       0     409100       0
CYPRESS SEMICONDUCTOR CORP          COM        232806109   10876     456000   SH      DEFINED       0     456000       0
DATA RETURN CORP                    COM        23785M104    2566    1466160   SH      DEFINED       0    1466160       0
DEVRY INC                           COM        251893103   71385    1976325   SH      DEFINED       0    1976325       0
DIGEX INC                           COM        253756100   18121    1393935   SH      DEFINED       0    1393935       0
DIGITALTHINK INC                    COM        25388M100   19504    2778345   SH      DEFINED       0    2778345       0
EDISON SCHS INC CL A                COM        281033100   59372    2599465   SH      DEFINED       0    2599465       0
EGAIN COMMUNICATIONS CORP           COM        28225C103   10089    3750505   SH      DEFINED       0    3750505       0
ELOYALTY CORP                       COM        290151109    3041    3041476   SH      DEFINED       0    3041476       0
EVERGREEN RES INC                   COM        299900308   49837    1311500   SH      DEFINED       0    1311500       0
EXODUS COMMUNICATIONS INC           COM        302088109    8543    4147158   SH      DEFINED       0    4147158       0
FELCOR LODGING TR INC               COM        31430F101   25129    1073892   SH      DEFINED       0    1073892       0
FRONTLINE CAPITAL GROUP - WARR      WARRANT
                                    AND RIGH   35921N994       0      25500   SH      DEFINED       0      25500       0
HEARTLAND EXPRESS INC               COM        422347104   20095     881363   SH      DEFINED       0     881363       0
HOLLYWOOD MEDIA CORPORATION         COM        436233100   10228    1707500   SH      DEFINED       0    1707500       0
HORIZON OFFSHORE INC                COM        44043J105   25467    1886425   SH      DEFINED       0    1886425       0
HOST MARRIOTT CORP NEW              COM        44107P104   30647    2447817   SH      DEFINED       0    2447817       0
INFORMATION HOLDINGS, INC.          COM        456727106   56822    1759200   SH      DEFINED       0    1759200       0
INTEGRATED CIRCUIT SYS INC          COM        45811K208    6720     350000   SH      DEFINED       0     350000       0
KIRBY CORP                          COM        497266106   45306    1837990   SH      DEFINED       0    1837990       0
LEGATO SYS INC                      COM        524651106   20451    1282190   SH      DEFINED       0    1282190       0
LEGG MASON INC                      COM        524901105  104842    2106962   SH      DEFINED       0    2106962       0
MACROMEDIA INC                      COM        556100105   30371    1687285   SH      DEFINED       0    1687285       0
MANUGISTICS GROUP INC               COM        565011103   17827     710220   SH      DEFINED       0     710220       0
MAVERICK TUBE CORP                  COM        577914104   14780     872000   SH      DEFINED       0     872000       0
MERCURY INTERACTIVE                 COM        589405109   13902     232080   SH      DEFINED       0     232080       0
MILLENNIUM PHARMACTCLS INC          COM        599902103   23917     672200   SH      DEFINED       0     672200       0
MILLER HERMAN INC                   COM        600544100   53255    2200600   SH      DEFINED       0    2200600       0
MODEM MEDIA INC CL A                COM        607533106    6705    1750620   SH      DEFINED       0    1750620       0
NATIONAL INSTRUMENTS                COM        636518102   47590    1466555   SH      DEFINED       0    1466555       0
NEON SYS INC                        COM        640509105    7782     913400   SH      DEFINED       0     913400       0
NETRO CORP                          COM        64114R109      42      10000   SH      DEFINED       0      10000       0
ONESOURCE INFORMATION SVCS INC      COM        68272J106    2440     290485   SH      DEFINED       0     290485       0
PARADIGM GENETICS INC               COM        69900R106   12098    1344175   SH      DEFINED       0    1344175       0
PARAMETRIC TECHNOLOGY               COM        699173100   47342    3384000   SH      DEFINED       0    3384000       0
PEOPLESOFT                          COM        712713106   53935    1095568   SH      DEFINED       0    1095568       0
PRIMUS TELECOMM GROUP               COM        741929103    1325    1615830   SH      DEFINED       0    1615830       0
PRINCETON REVIEW INC                COM        742352107    1505     175000   SH      DEFINED       0     175000       0
PROBUSINESS SERVICES                COM        742674104   32538    1225530   SH      DEFINED       0    1225530       0
QUEST PRODS CORP                    COM        747955102     142    3556434   SH      DEFINED       0    3556434       0
QUEST SOFTWARE                      COM        74834T103   27378     725245   SH      DEFINED       0     725245       0
RARE MEDIUM GROUP INC COM           COM        75382N109       5      12000   SH      DEFINED       0      12000       0
RWD TECHNOLOGIES INC.               COM        74975B101     784     245100   SH      DEFINED       0     245100       0
S1 CORP                             COM        78463B101   51412    3672315   SH      DEFINED       0    3672315       0
SABA SOFTWARE INC                   COM        784932105   19208    1170500   SH      DEFINED       0    1170500       0
SCHEIN HENRY INC                    COM        806407102   33800     843740   SH      DEFINED       0     843740       0
SEACOR SMIT INC.                    COM        811904101   75498    1615275   SH      DEFINED       0    1615275       0
SILICON VY BANCSHARES               COM        827064106   41859    1902690   SH      DEFINED       0    1902690       0
SOTHEBY HLDGS INC CL A              COM        835898107   33819    2096680   SH      DEFINED       0    2096680       0
STEIN MART INC                      COM        858375108   13719    1326800   SH      DEFINED       0    1326800       0
SYCAMORE NETWORKS INC               COM        871206108   20675    2218380   SH      DEFINED       0    2218380       0
TALK AMER HLDGS INC                 COM        87426R103    3439    3658915   SH      DEFINED       0    3658915       0
TECHNOLOGY SOLUTION CO.             COM        87872T108    6423    3608705   SH      DEFINED       0    3608705       0
TESSCO TECHNOLOGIES                 COM        872386107    5310     377390   SH      DEFINED       0     377390       0
UNIVERSITY OF PHOENIX ONLINE        COM         37604204   29037     683215   SH      DEFINED       0     683215       0
US CONCRETE INC.                    COM        90333L102    8722    1094400   SH      DEFINED       0    1094400       0
VERITAS DGC INC                     COM        92343P107   46865    1688815   SH      DEFINED       0    1688815       0
VESTCOM INTL INC COM                COM        924904105      27      12500   SH      DEFINED       0      12500       0
WILEY JOHN & SONS INC CL A          COM        968223206   93024    3933375   SH      DEFINED       0    3933375       0
WIND RIV SYS INC                    COM        973149107   24116    1381200   SH      DEFINED       0    1381200       0
W-H ENERGY SVCS INC                 COM        9.29E+112    5398     284100   SH      DEFINED       0     284100       0

LINE COUNT: 71